SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICES

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the Securities and Exchange Commission (“SEC”) rules and regulations. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto for the fiscal year ended December 31, 2020, which are included in the Company’s Annual Report filed on Form 10-K with the SEC on April 15, 2021. The accompanying balance sheet as of December 31, 2020 has been derived from the audited financial statements at that date but does not include all information and footnotes required by GAAP for complete financial statements.

The results of operations for the three-month period ended June 30, 2021 are not necessarily indicative of results that may be expected for any other interim period or for the full fiscal year. Readers of this Quarterly Report are strongly encouraged to review the risk factors relating to the Company which are set forth in the Company’s Form 10-K filed with the SEC.

Basis of Presentation and Principles of Consolidations

The accompanying consolidated financial statements are presented in United States dollars and include the accounts of the Company’s wholly owned subsidiaries, with all intercompany transactions eliminated. They have been prepared on the accrual basis in accordance with accounting principles generally accepted in the United States (GAAP). Significant accounting principles followed by the Company and the methods of applying those principles, which materially affect the determination of financial position, results of operations and cash flows are summarized below.

Fair Value of Financial Instruments

The Company measures certain financial assets at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Cash and Cash Equivalents

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at United States banks are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are customer obligations due under normal trade terms. We maintain an allowance for doubtful accounts for estimated losses resulting from the potential inability of certain customers to make required future payments on amounts due us. Management determines the adequacy of this allowance by periodically evaluating the aging and past due nature of individual customer accounts receivable balances and considering the customer’s current financial situation as well as the existing industry economic conditions and other relevant factors that would be useful in assessing the risk of collectability. If the future financial condition of our customers were to deteriorate, resulting in their inability to make specific required payments, additions to the allowance for doubtful accounts may be required. In addition, if the financial condition of our customers improves and collections of amounts outstanding commence or are reasonably assured, then we may reverse previously established allowances for doubtful accounts. The Company has estimated and recorded an allowance for doubtful accounts of $76,531 and $77,000 as of June 30, 2021 and December 31, 2020, respectively.

Property, Equipment and Depreciation

Property, equipment, and leasehold improvements are recorded at their historical cost. Depreciation and amortization have been determined using the straight-line method over the estimated useful lives of the assets which are computers and office equipment (3 years) and for office furniture and fixtures (7 years). The cost of repairs and maintenance is charged to operations in the period incurred.

Software Development Costs and Acquired Software

The Company accounts for software development costs, including costs to develop software products or the software component of products to be sold to external users. In accordance with ASC 985-730, Computer Software Research and Development, research and planning phase costs are expensed as incurred and development phase costs including direct materials and services, payroll and benefits and interest costs are capitalized.

We have determined that technological feasibility for our products to be marketed to external users was reached before the release of those products. As a result, the development costs and related acquisition costs after the establishment of technological feasibility were capitalized as incurred. Capitalized costs for software to be sold to external users and software acquired in a business combination are amortized based on current and projected future revenue for each product with an annual minimum equal to the straight-line amortization over three years.

Impairment of Long-Lived Assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount that the carrying amount of the asset exceeds the fair value of the asset.

Goodwill

Goodwill consists of the purchase price of business acquisitions in excess of the fair value of the net assets acquired. Goodwill is reviewed for impairment annually or when events or circumstances indicate that the carrying value of the reporting unit may exceed its fair value. If the carrying value of a reporting unit exceeds the fair value, an impairment loss will be recognized. The Company did not recognize any impairment charges for the fiscal quarter ended June 30, 2021 and 2020.

We are required to test our goodwill for impairment at least annually, or more frequently if conditions indicate that an impairment may have occurred. Goodwill is tested for impairment at the asset level. Our reporting units are acquired companies at which discrete financial information may be available and for which operating results are regularly reviewed by our chief operating decision maker to allocate resources and assess performance.

We have the option to qualitatively or quantitatively assess goodwill for impairment and, in 2020, we evaluated our goodwill using a qualitative assessment process. If the qualitative factors determine that it is more likely than not that the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired. If the qualitative assessment determines it is more likely than not the fair value is less than the carrying amount, we would further evaluate for potential impairment.

As of June 30, 2021, we had $0.491 million of Goodwill on our balance sheet associated with two acquisitions, ICD Logic and TrinIT. ICD Logic related goodwill, which accounts for $0.361 million of the total Goodwill balance is the basis for the underlying technology associated with one of the Company’s faster growing and more promising SaaS offerings. TrinIT related Goodwill accounts for $0.130 million of the total Goodwill balance. The TrinIT acquisition was made in 2020 and is performing to expectations. During 2020, there were no indications of a triggering event at the 2 reporting units. The annual goodwill impairment analysis resulted in no indications of impairment in 2020 or 2019.

We are subject to financial statement risk to the extent that our goodwill become impaired due to decreases in the fair value. A future decline in performance, decreases in projected growth rates or margin assumptions or changes in discount rates could result in a potential impairment, which could have a material adverse impact on our financial position and results of operations.

Revenue Recognition

We have five (5) primary sources of revenue as of June 30, 2021:

1.	ePrescription Software
2.	IT Managed Services
3.	Encrypted and HIPAA Compliant Secure email
4.	ICD Coding Software
5.	Electronic Health Records (EHR/Practice Management) software
1)	ePrescription software services are provided on an annual basis using the software as a service (“SaaS”) model with revenue recognized ratably over the contract term.

2)

Managed IT services – Consist of 3 revenue streams. (i) Monthly recurring “Managed Service Provider (MSP)” and MSaaS revenue, (ii) periodic sale and installation of IT related hardware, and (iii) custom IT projects. The MSP and MSaaS model revenue is recognized monthly on a recurring basis while the revenue relating to IT hardware and custom IT projects is recognized when the services are performed.

3)	Encrypted HIPAA compliant secure email services are provided on an annual subscription basis using the software as a service (“SaaS”) model with revenues recognized ratably over the contract term.

4)

ICD Coding Software provides the 10th revision of the International Statistical Classification of Diseases and Related Health Problems (ICD), a medical classification list by the World Health Organization (WHO). It contains codes for diseases, signs and symptoms, abnormal findings, complaints, social circumstances, and external causes of injury or diseases. ICD coding services are provided on an annual subscription basis using the software as a service (“SaaS”) model with revenues recognized ratably over the contract term.

5)	Revenue from Practice Management software licensing arrangements are based on subscription basis using the software as a service (“SaaS”) model with revenues recognized ratably over the contract term.

We recognize revenue for our service in accordance with accounting standard ASC 606. Our customers are acquired through our own salesforce and through the referrals from our many state association marketing partners. We primarily generate revenue from multiple SaaS and MSaaS offerings, which typically include subscriptions to our online software solutions. The Company’s secondary source of revenue is professional services and other revenue related to customer onboarding, IT services and equipment sales that often precede a subscription service offering purchased by the customer. Eighty-four percent of our revenue is subscription based with the remainder being professional services and other IT related revenue. The geographic concentration of our revenue is 100% in North America.

Our customers do not have the right to take possession of the online software solution. Revenue from subscriptions, including additional fees for items such as incremental contacts, is recognized ratably over the subscription period beginning on the date the subscription is made available to customers. All subscription contracts are one year. We recognize revenue from on-boarding services and equipment as the services are provided. Amounts billed that have not yet met the applicable revenue recognition criteria are recorded as deferred revenue.

Accounting for Derivative Instruments

The Company accounts for derivative instruments in accordance with ASC 815, which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements.

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and preferred stock instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Income Taxes

The Company follows the asset and liability approach to accounting for income taxes. Under this method, deferred tax assets and liabilities are measured based on differences between the financial reporting and tax bases of assets and liabilities measured using enacted tax rates and laws that are expected to be in effect when differences are expected to reverse. Valuation allowances are established when it is necessary to reduce deferred income tax assets to the amount, if any, expected to be realized in future years.

ASC 740, Accounting for Income taxes (“ASC 740”), requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent we believe a portion more likely than not will not be realized. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent cumulative loss experience and expectations of future taxable income by taxing jurisdictions, the carry forwarding periods available to us for tax reporting purposes and other relevant factors.

The Company has not recognized a liability for uncertain tax positions. A reconciliation of the beginning and ending amount of unrecognized tax benefits or penalties has not been provided since there has been no unrecognized benefit or penalty. If there were an unrecognized tax benefit or penalty, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company files U.S. Federal income tax returns and various returns in state jurisdictions. The Company’s open tax years subject to examination by the Internal Revenue Service and the state Departments of Revenue generally remain open for three years from the date of filing.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and to the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding for the period. Diluted net loss per share reflects the potential dilution of securities by adding other Common Stock equivalents, including stock options, shares issuable on exercise of warrants, convertible preferred stock and convertible notes in the weighted average number of common shares outstanding for a period, if dilutive. Common stock equivalents that are anti-dilutive were excluded from the computation of diluted earnings per share which consisted of all outstanding common stock options and warrants.

Stock-Based Compensation

The Company uses the fair value method to account for the granting of options to purchase shares of its stock whereby all awards are recorded at fair value on the date of the grant. Share based awards with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their requisite service period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital.

The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the table below. The Company estimates the fair value of its common stock using the closing stock price of its common stock on the option grant date. The Company estimates the volatility of its common stock at the date of grant based on its historical stock prices. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The fair value of shares of restricted stock issued are determined by the Company based on the estimated fair value of the Company’s common stock.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires a lessee, in most leases, to initially recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those years. The guidance requires adoption using a modified retrospective transition approach with either 1) periods prior to the adoption date being recast or 2) a cumulative-effect adjustment recognized to the opening balance of retained earnings on the adoption date with prior periods not recast. The Company adopted this standard on January 1, 2019 using the cumulative-effect adjustment method and elected certain practical expedients allowed under the standard.

The Company does not believe that any other issued, but not yet effective accounting standards, if currently adopted, will have a material effect on the Company’s consolidated financial position, results of operations and cash flows.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the three-month period ended June 30, 2021 the Company generated an operating loss of $645,117. In addition, the Company has an accumulated deficit, total stockholders’ equity and net working capital deficit of $78,643,995, $576,178 and $1,651,681, respectively, on June 30, 2021. The Company’s activities were primarily financed through private placements of equity securities. The Company intends to raise additional capital through the issuance of debt and/or equity securities to fund its operations. The Company is reliant on future fundraising to finance operations in the near future. The financing may not be available on terms satisfactory to the Company, if at all. In light of these matters, there is substantial doubt that the Company will be able to continue as a going concern.

Currently, management intends to develop a vastly improved healthcare communications system and intends to develop alliances with strategic partners to generate revenues that will sustain the Company. While management believes in the viability of its strategy to increase revenues and in its ability to raise additional funds, there can be no assurances to that effect. Management’s ability to continue as a going concern is ultimately dependent upon its ability to continually increase the Company’s customer base and realize increased revenues from signed contracts. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidations

The accompanying consolidated financial statements are presented in United States dollars and include the accounts of the Company’s wholly owned subsidiaries, with all intercompany transactions eliminated. They have been prepared on the accrual basis in accordance with accounting principles generally accepted in the United States (GAAP).Significant accounting principles followed by the Company and the methods of applying those principles, which materially affect the determination of financial position, results of operations and cash flows are summarized below.

Fair Value of Financial Instruments

The Company measures certain financial assets at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Cash and Cash Equivalents

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at United States banks are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are customer obligations due under normal trade terms. We maintain an allowance for doubtful accounts for estimated losses resulting from the potential inability of certain customers to make required future payments on amounts due us. Management determines the adequacy of this allowance by periodically evaluating the aging and past due nature of individual customer accounts receivable balances and considering the customer’s current financial situation as well as the existing industry economic conditions and other relevant factors that would be useful in assessing the risk of collectability. If the future financial condition of our customers were to deteriorate, resulting in their inability to make specific required payments, additions to the allowance for doubtful accounts may be required. In addition, if the financial condition of our customers improves and collections of amounts outstanding commence or are reasonably assured, then we may reverse previously established allowances for doubtful accounts. The Company has estimated and recorded an allowance for doubtful accounts of $77,000 and $17,000 as of December 31, 2020 and 2019, respectively.

Property, Equipment and Depreciation

Property, equipment, and leasehold improvements are recorded at their historical cost. Depreciation and amortization have been determined using the straight-line method over the estimated useful lives of the assets which are computers and office equipment (3 years) and for office furniture and fixtures (7 years). The cost of repairs and maintenance is charged to operations in the period incurred.

Software Development Costs and Acquired Software

The Company accounts for software development costs, including costs to develop software products or the software component of products to be sold to external users. In accordance with ASC 985-730, Computer Software Research and Development, research and planning phase costs are expensed as incurred and development phase costs including direct materials and services, payroll and benefits and interest costs are capitalized.

We have determined that technological feasibility for our products to be marketed to external users was reached before the release of those products. As a result, the development costs and related acquisition costs after the establishment of technological feasibility were capitalized as incurred. Capitalized costs for software to be sold to external users and software acquired in a business combination are amortized based on current and projected future revenue for each product with an annual minimum equal to the straight-line amortization over three years.

Impairment of Long-Lived Assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount that the carrying amount of the asset exceeds the fair value of the asset.

Goodwill

Goodwill consists of the purchase price of business acquisitions in excess of the fair value of the net assets acquired. Goodwill is reviewed for impairment annually or when events or circumstances indicate that the carrying value of the reporting unit may exceed its fair value. If the carrying value of a reporting unit exceeds the fair value, an impairment loss will be recognized. The Company did not recognize any impairment charges for each of the years ended December 31, 2020 and 2019.

We are required to test our goodwill for impairment at least annually, or more frequently if conditions indicate that an impairment may have occurred. Goodwill is tested for impairment at the asset level. Our reporting units are acquired companies at which discrete financial information may be available and for which operating results are regularly reviewed by our chief operating decision maker to allocate resources and assess performance.

We have the option to qualitatively or quantitatively assess goodwill for impairment and, in 2020, we evaluated our goodwill using a qualitative assessment process. If the qualitative factors determine that it is more likely than not that the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired. If the qualitative assessment determines it is more likely than not the fair value is less than the carrying amount, we would further evaluate for potential impairment.

As of December 31, 2020, we had $0.491 million of Goodwill on our balance sheet associated with two acquisitions, ICD Logic and TrinIT. ICD Logic related goodwill, which accounts for $0.361 million of the total Goodwill balance is the basis for the underlying technology associated with one of the Company’s faster growing and more promising SaaS offerings. TrinIT related Goodwill accounts for $0.130 million of the total Goodwill balance. The TrinIT acquisition was made in 2020 and is performing to expectations. During 2020, there were no indications of a triggering event at the 2 reporting units. The annual goodwill impairment analysis resulted in no indications of impairment in 2020 or 2019.

We are subject to financial statement risk to the extent that our goodwill become impaired due to decreases in the fair value. A future decline in performance, decreases in projected growth rates or margin assumptions or changes in discount rates could result in a potential impairment, which could have a material adverse impact on our financial position and results of operations.

Revenue Recognition

We have five (5) primary sources of revenue as of December 31, 2020:

1.	Electronic Health Records (EHR/Practice Management) software
2.	Encrypted and HIPAA Compliant Secure email
3.	ICD Coding Software
4.	ePrescription Software
5.	IT Managed Services

1)	Revenue from Practice Management software licensing arrangements are based on subscription basis using the software as a service (SaaS”) model with revenues recognized ratably over the contract term.

2)	Encrypted HIPAA compliant secure email services are provided on an annual subscription basis using the software as a service (“SaaS”) model with revenues recognized ratably over the contract term.

3)

ICD Coding Software provides the 10th revision of the International Statistical Classification of Diseases and Related Health Problems (ICD), a medical classification list by the World Health Organization (WHO). It contains codes for diseases, signs and symptoms, abnormal findings, complaints, social circumstances, and external causes of injury or diseases. ICD coding services are provided on a subscription basis using the software as a service (“SaaS”) model with revenues recognized ratably over the contract term. The length of the contract period varies from monthly to multiyear.

4)	ePrescription software services are provided on an annual basis using the software as a service (‘SaaS’) model with revenue recognized ratably over the contract term.

5)	Managed IT services – Consist of 3 revenue streams.

(i)

Monthly recurring “Managed Service Provider (MSP)” model, (ii) periodic sale and installation of IT related hardware, and (iii) ad hoc customer IT projects. The MSP model revenue is recognized monthly on a recurring basis while the revenue relating to IT hardware and ad hoc customer IT projects is recognized when the services are performed.

On January 3, 2020, the Company purchased the assets of Computer Plumber, LLC, doing business as TrinIT (“TrinIT,”) an IT service company located in the Charlotte, North Carolina area to complement our technology line up. TrinIT generates revenue primarily from their: 1) monthly recurring “Managed Service Provider (MSP)” model, 2) periodic sale and installation of IT related hardware, and 3) ad hoc customer IT projects. The MSP model revenue is recognized monthly on a recurring basis while the revenue relating to IT hardware and ad hoc customer IT projects is recognized when the services are performed. (See Note 13.)

We recognize revenue for our service in accordance with accounting standard ASC 606. Our customers are acquired through our own salesforce and through the referrals from our many state association marketing partners. We primarily generate revenue from multiple software as a service (SaaS) offerings, which typically include subscriptions to our online software solutions. The Company’s secondary source of revenue is professional services and other revenue related to customer onboarding, IT services and equipment sales that often precede a subscription service offering purchased by the customer. Approximately 80% of our revenue is subscription based with the remainder being professional services and other IT related revenue. The geographic concentration of our revenue is 100% in North America.

Our customers do not have the right to take possession of the online software solution. Revenue from subscriptions, including additional fees for items such as incremental contacts, is recognized ratably over the subscription period beginning on the date the subscription is made available to customers. Substantially all subscription contracts are one year. We recognize revenue from on-boarding services and equipment as the services are provided. Amounts billed that have not yet met the applicable revenue recognition criteria are recorded as deferred revenue.

Advertising Costs

Advertising costs are reported in general and administrative expenses and include advertising, marketing and promotional programs and are charged as expenses in the year in which they are incurred. Advertising costs were $70,000 and $34,000 for the years ended December 31, 2020 and 2019, respectively.

Accounting for Derivative Instruments

The Company accounts for derivative instruments in accordance with ASC 815, which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements.

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and preferred stock instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Income Taxes

The Company follows the asset and liability approach to accounting for income taxes. Under this method, deferred tax assets and liabilities are measured based on differences between the financial reporting and tax bases of assets and liabilities measured using enacted tax rates and laws that are expected to be in effect when differences are expected to reverse. Valuation allowances are established when it is necessary to reduce deferred income tax assets to the amount, if any, expected to be realized in future years.

ASC 740, Accounting for Income taxes (“ASC 740”), requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent we believe a portion more likely than not will not be realized. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent cumulative loss experience and expectations of future taxable income by taxing jurisdictions, the carry forwarding periods available to us for tax reporting purposes and other relevant factors.

The Company has not recognized a liability for uncertain tax positions. A reconciliation of the beginning and ending amount of unrecognized tax benefits or penalties has not been provided since there has been no unrecognized benefit or penalty. If there were an unrecognized tax benefit or penalty, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company files U.S. Federal income tax returns and various returns in state jurisdictions. The Company’s open tax years subject to examination by the Internal Revenue Service and the state Departments of Revenue generally remain open for three years from the date of filing.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and to the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding for the period. Diluted net loss per share reflects the potential dilution of securities by adding other Common Stock equivalents, including stock options, shares issuable on exercise of warrants, convertible preferred stock and convertible notes in the weighted average number of common shares outstanding for a period, if dilutive. Common stock equivalents that are anti-dilutive were excluded from the computation of diluted earnings per share which consisted of all outstanding common stock options and warrants.

Stock-Based Compensation

The Company uses the fair value method to account for the granting of options to purchase shares of its stock whereby all awards are recorded at fair value on the date of the grant. Share based awards with a performance condition are measured based on the probable outcome of that performance condition during the requisite service period. Such an award with a performance condition is accrued if it is probable that a performance condition will be achieved. Compensation costs for stock-based payments that do not include performance conditions are recognized on a straight-line basis. The fair value of all share purchase options is expensed over their requisite service period with a corresponding increase to additional capital surplus. Upon exercise of share purchase options, the consideration paid by the option holder, together with the amount previously recognized in additional capital surplus, is recorded as an increase to share capital.

The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the table below. The Company estimates the fair value of its common stock using the closing stock price of its common stock on the option grant date. The Company estimates the volatility of its common stock at the date of grant based on its historical stock prices. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The fair value of shares of restricted stock issued are determined by the Company based on the estimated fair value of the Company’s common stock.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires a lessee, in most leases, to initially recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those years. The guidance requires adoption using a modified retrospective transition approach with either 1) periods prior to the adoption date being recast or 2) a cumulative-effect adjustment recognized to the opening balance of retained earnings on the adoption date with prior periods not recast. The Company adopted this standard on January 1, 2019 using the cumulative-effect adjustment method and elected certain practical expedients allowed under the standard.

The Company does not believe that any other issued, but not yet effective accounting standards, if currently adopted, will have a material effect on the Company’s consolidated financial position, results of operations and cash flows.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the fiscal year period ended Dec 31, 2020, the Company generated an operating loss of $3,491,241. In addition, the Company has an accumulated deficit, total stockholders’ deficit and net working capital deficit of $77,831,081, $628,940 and $3,031,001 at Dec 31, 2020, respectively. The Company’s activities were primarily financed through private placements of equity securities. The Company intends to raise additional capital through the issuance of debt and/or equity securities to fund its operations. The Company is reliant on future fundraising to finance operations in the near future. The financing may not be available on terms satisfactory to the Company, if at all. In light of these matters, there is substantial doubt that the Company will be able to continue as a going concern.

Currently, management intends to develop a vastly improved healthcare communications system and intends to develop alliances with strategic partners to generate revenues that will sustain the Company. While management believes in the viability of its strategy to increase revenues and in its ability to raise additional funds, there can be no assurances to that effect. Management’s ability to continue as a going concern is ultimately dependent upon its ability to continually increase the Company’s customer base and realize increased revenues from signed contracts. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.